EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Total Equity		$ 167,564	$ 168,242	$ 155,583
Common Share Capital | Common shares
Disclosure of classes of share capital [line items]
Total Equity		10,831	10,879	10,857
Contributed Surplus | Common shares
Disclosure of classes of share capital [line items]
Total Equity		109	112	155
Retained Earnings | Common shares
Disclosure of classes of share capital [line items]
Total Equity		17,131	18,006	17,646
Ownership Changes1 | Common shares
Disclosure of classes of share capital [line items]
Total Equity		5,036	4,510	3,809
Accumulated other comprehensive income | Common shares
Disclosure of classes of share capital [line items]
Total Equity		8,125	8,167
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	$ 41,232	41,232	41,674	40,498
Common equity | Common shares | The Corporation
Disclosure of classes of share capital [line items]
Total Equity		41,232	41,674
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Total Equity		4,103	4,103	4,103
Preferred equity | Preferred shares | The Corporation
Disclosure of classes of share capital [line items]
Total Equity		4,103
Non-controlling interests
Disclosure of classes of share capital [line items]
Total Equity		$ 122,229	$ 122,465	$ 110,982